Dividend per ordinary share	12 Months Ended
Dec. 31, 2022
Dividend per ordinary share [abstract]
Dividend per ordinary share
30 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2020
- Interim dividend, paid in February 2021[1]	0.12	468
Total dividend in respect of 2020	0.12	468
In respect of 2021
- Interim dividend, paid in October 2021	0.21	820
- Final dividend, paid in May 2022	0.41	1,548
Total dividend in respect of 2021	0.62	2,368
In respect of 2022
- Interim dividend, paid in August 2022	0.17	636
- Final dividend declared	0.389	1,408
Total dividend in respect of 2022	0.559	2,044
1AGM declared the interim dividend of EUR 0.12 per ordinary share, paid in February 2021, as final dividend over 2020.
On 28 February 2022 ING announced it had fully completed the share buyback programme, which started on 5 October 2021. The total number of shares repurchased under the programme was 140 million shares and were cancelled in July 2022.
On 25 April 2022, the Annual General Meeting of shareholders ratified the total dividend of EUR 0.62 per ordinary share of which EUR 0.21 was paid as an interim cash dividend during 2021. The final dividend of EUR 0.41 per ordinary share was paid entirely in cash.
On 6 May 2022, ING announced EUR 1.25 billion programme to return capital to the shareholders. An additional cash dividend of EUR 0.23 per share was paid on 18 May 2022 and the remaining amount, EUR 380 million, has been distributed via a share buyback programme. A total number of 40.7 million ordinary shares were repurchased under the programme, which was completed on 14 July 2022.
On 3 November 2022, ING announced a share buyback programme for a maximum total amount of EUR 1.5 billion. The program was completed on 28 December 2022 for a total consideration of EUR 1,204 million, with the repurchase of 107 million shares. The remaining EUR 297 million (or EUR 0.08 per share) was paid to shareholders as a cash distribution on 16 January 2023.
In 2022, other cash distributions related to prior year profits and reduction of capital of EUR 1,171 million; EUR 0.31 per share (2021: EUR 1,054 million; EUR 0.27 per share) were paid to the shareholders of ING Group.
ING Groep N.V. is required to withhold tax of 15% on dividends paid.
Reference is made to Note 19 'Equity' for further information.